Acquisitions (Details) (USD $)	Sep. 30, 2014
Acquisitions Details
Purchase price	$ 7,811,000
Current assets	217,000
Inventory	17,000
Property and equipment	47,000
Monitoring equipment	48,000
Other non-current assets	21,000
Intangible assets	4,856,000
Tradename	192,000
Accounts payable and accrued expenses	(215,000)
Loan payable	(753,000)
Goodwill	3,381,000
Total fair value of assets acquired	$ 7,811,000